QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 29, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 0.2%
AT&T Inc.	25,998	$915,649
Verizon Communications Inc.	12,967	702,293

Total Diversified Telecommunication Services		1,617,942

Entertainment - 1.7%
Electronic Arts Inc.	49,725	5,040,623	*
Netflix Inc.	14,197	5,239,119	*
Zynga Inc., Class A Shares	500,000	3,355,000	*

Total Entertainment		13,634,742

Interactive Media & Services - 6.8%
Alphabet Inc., Class A Shares	5,557	7,442,212	*
Alphabet Inc., Class C Shares	14,200	19,018,486	*
Facebook Inc., Class A Shares	82,500	15,878,775	*
Snap Inc., Class A Shares	200,000	2,834,000	*
Twitter Inc.	230,000	7,636,000	*

Total Interactive Media & Services		52,809,473

Wireless Telecommunication Services - 1.8%
Sprint Corp.	670,000	6,157,300	*
Telephone & Data Systems Inc.	185,000	3,725,900
United States Cellular Corp.	140,630	4,417,189	*

Total Wireless Telecommunication Services		14,300,389

TOTAL COMMUNICATION SERVICES		82,362,546

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.	145,000	1,404,325

Diversified Consumer Services - 0.5%
Grand Canyon Education Inc.	50,000	4,034,000	*

Hotels, Restaurants & Leisure - 1.4%
Norwegian Cruise Line Holdings Ltd.	65,000	2,421,900	*
Starbucks Corp.	108,500	8,509,655

Total Hotels, Restaurants & Leisure		10,931,555

Household Durables - 0.9%
PulteGroup Inc.	187,451	7,535,530

Internet & Direct Marketing Retail - 5.2%
Amazon.com Inc.	13,601	25,620,884	*
Booking Holdings Inc.	4,700	7,969,602	*
Etsy Inc.	131,400	7,596,234	*

Total Internet & Direct Marketing Retail		41,186,720

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	1

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	SHARES	VALUE
Specialty Retail - 2.1%
Foot Locker Inc.	57,149	$2,071,651
Home Depot Inc.	55,000	11,981,200
Ulta Beauty Inc.	8,500	2,185,265	*

Total Specialty Retail		16,238,116

Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp.	36,495	6,342,831	*
Ralph Lauren Corp.	56,357	5,946,227

Total Textiles, Apparel & Luxury Goods		12,289,058

TOTAL CONSUMER DISCRETIONARY		93,619,304

CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Monster Beverage Corp.	110,470	6,894,433	*

Food & Staples Retailing - 0.7%
Kroger Co.	206,212	5,800,743

Food Products - 1.8%
Hershey Co.	49,000	7,055,510
Ingredion Inc.	20,000	1,666,000
Pilgrim’s Pride Corp.	254,085	5,376,439	*

Total Food Products		14,097,949

Household Products - 0.6%
Procter & Gamble Co.	24,375	2,759,981
Spectrum Brands Holdings Inc.	33,800	1,821,482

Total Household Products		4,581,463

Tobacco - 1.1%
Altria Group Inc.	35,000	1,412,950
Philip Morris International Inc.	85,000	6,958,950

Total Tobacco		8,371,900

TOTAL CONSUMER STAPLES		39,746,488

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
ConocoPhillips	33,000	1,597,860
Exxon Mobil Corp.	40,472	2,081,880
HollyFrontier Corp.	71,057	2,393,200
Marathon Petroleum Corp.	130,000	6,164,600
Phillips 66	64,000	4,791,040
Valero Energy Corp.	84,858	5,621,842

TOTAL ENERGY		22,650,422

FINANCIALS - 10.7%
Banks - 3.9%
Associated Banc-Corp.	144,800	2,451,464

See Notes to Schedule of Investments.

2	QS U.S. Large Cap Equity Fund 2020 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Bank of America Corp.	68,445	$1,950,683
CIT Group Inc.	129,512	5,142,922
Fifth Third Bancorp	189,540	4,624,776
First Horizon National Corp.	260,000	3,465,800
JPMorgan Chase & Co.	38,610	4,483,007
Regions Financial Corp.	347,621	4,699,836
Zions Bancorp NA	103,350	4,128,832

Total Banks		30,947,320

Capital Markets - 0.9%
Affiliated Managers Group Inc.	23,400	1,760,148
Invesco Ltd.	110,000	1,584,000
Virtu Financial Inc., Class A Shares	190,000	3,573,900

Total Capital Markets		6,918,048

Consumer Finance - 1.9%
Ally Financial Inc.	62,200	1,559,354
Navient Corp.	525,000	5,895,750
SLM Corp.	179,800	1,864,526
Synchrony Financial	198,000	5,761,800

Total Consumer Finance		15,081,430

Diversified Financial Services - 0.7%
Berkshire Hathaway Inc., Class B Shares	27,007	5,572,624	*

Insurance - 2.5%
Allstate Corp.	68,000	7,157,000
American Financial Group Inc.	13,000	1,201,460
Hartford Financial Services Group Inc.	105,900	5,289,705
Principal Financial Group Inc.	85,000	3,773,150
Unum Group	84,000	1,958,040

Total Insurance		19,379,355

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	490,900	5,905,527

TOTAL FINANCIALS		83,804,304

HEALTH CARE - 15.8%
Biotechnology - 5.3%
AbbVie Inc.	126,600	10,850,886
Amgen Inc.	44,349	8,857,826
Biogen Inc.	33,527	10,339,391	*
Regeneron Pharmaceuticals Inc.	14,000	6,223,980	*
Vertex Pharmaceuticals Inc.	23,000	5,152,690	*

Total Biotechnology		41,424,773

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	3

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.5%
Align Technology Inc.	13,162	$2,873,923	*
Baxter International Inc.	83,067	6,933,602
Edwards Lifesciences Corp.	22,554	4,619,961	*
Haemonetics Corp.	49,175	5,327,128	*

Total Health Care Equipment & Supplies		19,754,614

Health Care Providers & Services - 3.5%
Chemed Corp.	16,282	6,799,689
Humana Inc.	18,045	5,768,625
Molina Healthcare Inc.	45,500	5,576,025	*
UnitedHealth Group Inc.	35,000	8,923,600

Total Health Care Providers & Services		27,067,939

Health Care Technology - 0.7%
Veeva Systems Inc., Class A Shares	40,800	5,792,376	*

Life Sciences Tools & Services - 0.6%
Bruker Corp.	103,000	4,486,680

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	175,000	10,335,500
Johnson & Johnson	33,150	4,458,012
Merck & Co. Inc.	134,883	10,326,643

Total Pharmaceuticals		25,120,155

TOTAL HEALTH CARE		123,646,537

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	7,200	2,663,064
Spirit AeroSystems Holdings Inc., Class A Shares	25,100	1,326,284

Total Aerospace & Defense		3,989,348

Airlines - 0.7%
JetBlue Airways Corp.	192,660	3,040,175	*
United Airlines Holdings Inc.	37,500	2,309,625	*

Total Airlines		5,349,800

Construction & Engineering - 0.6%
MasTec Inc.	93,300	4,579,164	*

Electrical Equipment - 0.7%
Eaton Corp. PLC	44,000	3,991,680
Hubbell Inc.	12,600	1,678,824

Total Electrical Equipment		5,670,504

Industrial Conglomerates - 0.3%
Honeywell International Inc.	15,000	2,432,550

Machinery - 2.2%
AGCO Corp.	85,400	5,160,722

See Notes to Schedule of Investments.

4	QS U.S. Large Cap Equity Fund 2020 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	SHARES	VALUE
Machinery - (continued)
Allison Transmission Holdings Inc.	33,500	$1,360,100
Cummins Inc.	42,000	6,354,180
Dover Corp.	45,000	4,623,300

Total Machinery		17,498,302

Professional Services - 1.8%
FTI Consulting Inc.	55,500	6,248,745	*
Insperity Inc.	50,602	3,403,997
Robert Half International Inc.	92,967	4,686,466

Total Professional Services		14,339,208

Trading Companies & Distributors - 0.6%
W.W. Grainger Inc.	16,200	4,496,148

TOTAL INDUSTRIALS		58,355,024

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.3%
Cisco Systems Inc.	215,000	8,584,950
Juniper Networks Inc.	73,200	1,553,304

Total Communications Equipment		10,138,254

Electronic Equipment, Instruments & Components - 0.8%
Jabil Inc.	188,662	6,046,617

IT Services - 3.1%
Euronet Worldwide Inc.	20,000	2,480,800	*
Mastercard Inc., Class A Shares	25,000	7,256,250
PayPal Holdings Inc.	81,997	8,854,856	*
Switch Inc., Class A Shares	200,600	2,876,604
Visa Inc., Class A Shares	14,000	2,544,640

Total IT Services		24,013,150

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials Inc.	78,600	4,568,232
Broadcom Inc.	27,300	7,442,526
Intel Corp.	34,125	1,894,620
Lam Research Corp.	20,000	5,868,600
NVIDIA Corp.	22,500	6,076,575

Total Semiconductors & Semiconductor Equipment		25,850,553

Software - 9.2%
Adobe Inc.	33,000	11,388,960	*
Dropbox Inc., Class A Shares	165,000	3,227,400	*
Fortinet Inc.	65,032	6,637,166	*
Intuit Inc.	13,300	3,535,805
Manhattan Associates Inc.	20,300	1,367,408	*
Microsoft Corp.	175,000	28,351,750

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	5

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	SHARES	VALUE
Software - (continued)
NortonLifeLock Inc.	279,300	$5,315,079
Oracle Corp.	121,875	6,027,938
salesforce.com Inc.	36,671	6,248,738	*

Total Software		72,100,244

Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	146,191	39,962,772
Xerox Holdings Corp.	55,000	1,771,000

Total Technology Hardware, Storage & Peripherals		41,733,772

TOTAL INFORMATION TECHNOLOGY		179,882,590

MATERIALS - 2.9%
Chemicals - 1.3%
CF Industries Holdings Inc.	45,000	1,658,700
Eastman Chemical Co.	87,000	5,351,370
Huntsman Corp.	180,000	3,409,200

Total Chemicals		10,419,270

Containers & Packaging - 0.5%
International Paper Co.	103,000	3,806,880

Metals & Mining - 1.1%
Southern Copper Corp.	84,000	2,826,600
Steel Dynamics Inc.	210,000	5,592,300

Total Metals & Mining		8,418,900

TOTAL MATERIALS		22,645,050

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Brixmor Property Group Inc.	293,085	5,337,078
CoreCivic Inc.	151,296	2,240,694
Gaming and Leisure Properties Inc.	35,000	1,563,450
Iron Mountain Inc.	189,700	5,768,777
Kimco Realty Corp.	362,804	6,294,649
Lamar Advertising Co., Class A Shares	62,200	5,208,628
Life Storage Inc.	54,600	5,891,886
Ryman Hospitality Properties Inc.	29,700	2,064,447

Total Equity Real Estate Investment Trusts (REITs)		34,369,609

Real Estate Management & Development - 0.6%
CBRE Group Inc., Class A Shares	90,000	5,052,600	*

TOTAL REAL ESTATE		39,422,209

See Notes to Schedule of Investments.

6	QS U.S. Large Cap Equity Fund 2020 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY		SHARES	VALUE
UTILITIES - 3.8%
Electric Utilities - 0.9%
ALLETE Inc.		61,800	$4,263,582
OGE Energy Corp.		80,000	3,048,000

Total Electric Utilities			7,311,582

Gas Utilities - 1.1%
National Fuel Gas Co.		130,000	4,759,300
Spire Inc.		44,685	3,353,609

Total Gas Utilities			8,112,909

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp.		390,000	6,524,700
NRG Energy Inc.		177,000	5,878,170

Total Independent Power and Renewable Electricity Producers			12,402,870

Multi-Utilities - 0.2%
Sempra Energy		11,500	1,607,470

TOTAL UTILITIES			29,434,831

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $649,698,859)			775,569,305

Rate
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $7,090,406)	1.472%	7,090,406	7,090,406

TOTAL INVESTMENTS - 99.9% (Cost - $656,789,265)			782,659,711
Other Assets in Excess of Liabilities - 0.1%			811,183

TOTAL NET ASSETS - 100.0%			$783,470,894

*	Non-income producing security.

At February 29, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	29	3/20	$4,857,090	$4,279,095	$(577,995)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$775,569,305	—	—	$775,569,305
Short-Term Investments†	7,090,406	—	—	7,090,406

Total Investments	$782,659,711	—	—	$782,659,711

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$577,995	—	—	$577,995

†	See Schedule of Investments for additional detailed categorizations.

10